Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net cash used in operating activities	$ (2,512,393)	$ (700,941)
Cash flows from investing activities
Net cash used in investing activities	(52,373)	(983,131)
Cash flows from financing activities
Net cash generated from financing activities	6,564,186	323,609
Net change in cash and cash equivalents, and restricted cash	3,999,420	(1,360,463)
Cash and cash equivalents, and restricted cash at beginning of period	6,493,996	3,997,187
Total Cash and Restricted cash	10,493,416	2,636,724
Non-cash transactions
Right-of-use assets acquired under operating leases in exchange for operating liabilities	205,678
Cash	8,573,416
Restricted cash - non-current	$ 1,920,000